EMPLOYEE BENEFITS - Plan Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	R$ 3,166.1	R$ 3,510.3
Administrative costs	5.2	5.8	R$ 5.2
Expected return, excluding interest income	(352.5)	75.5
Curtailments, settlements and other	(2.2)	(1.2)	(42.6)
Defined benefit obligation at December, 31	2,104.6	3,166.1	3,510.3
Plan assets [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	5,638.0	5,533.3	4,582.4
Interest income	262.1	223.9	245.2
Administrative costs	(5.2)	(5.8)	(5.2)
Expected return, excluding interest income	(614.6)	(148.3)	89.4
Contributions by employer	316.0	342.0	306.8
Contributions by plan participants	5.8	7.1	6.3
Exchange differences	(482.6)	263.1	812.1
Transfers	(0.0)	(0.0)	20.0
Curtailments, settlements and other	(1.8)	(3.6)	(1.8)
Benefits paid, excluding administrative costs	(574.4)	(573.7)	(521.9)
Defined benefit obligation at December, 31	R$ 4,543.3	R$ 5,638.0	R$ 5,533.3